Supplementary Quarterly Financial Data Narrative (Details)	Feb. 16, 2012
Common Class A [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	1
Common Class B [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	35,922